Certain Litigation Charges, Net	12 Months Ended
Apr. 29, 2011
Certain Litigation Charges Note [Abstract]
Certain Litigation Charges, Net

2. Special Charges and Certain Litigation Charges, Net

Special Charges

In fiscal years 2011 and 2010, there were no special charges.

In fiscal year 2009, consistent with the Company's commitment to improving the health of people and communities throughout the world, the Company recorded a $100 million contribution to The Medtronic Foundation, which is a related party non-profit organization. The contribution to The Medtronic Foundation was paid in the fourth quarter of fiscal year 2009.

Certain Litigation Charges, Net

The Company classifies material litigation reserves and gains recognized as certain litigation charges, net. In fiscal year 2011, the Company recorded certain litigation charges, net of $245 million related primarily to a $221 million settlement involving the Sprint Fidelis family of defibrillation leads and accounting charges for Other Matters litigation. The Sprint Fidelis settlement related to the resolution of certain outstanding product liability litigation related to the Sprint Fidelis family of defibrillation leads that were subject to a field action announced October 15, 2007. Refer to Note 16 for additional information.

In fiscal year 2010, the Company recorded certain litigation charges, net of $374 million related to settlements with Abbott Laboratories (Abbott) and W.L. Gore & Associates, Inc. (Gore). The Abbott settlement accounted for $444 million in litigation charges and the Gore settlement accounted for a $70 million litigation gain. The Abbott settlement related to the resolution of all outstanding intellectual property litigation. The terms of the Abbott agreement stipulate that neither party will sue the other in the field of coronary stent and stent delivery systems for a period of at least 10 years, subject to certain conditions. Both parties also agreed to a cross-license of the disputed patents within the defined field. The $444 million settlement amount included a $400 million payment made to Abbott and a $42 million success payment made to evYsio Medical Devices, LLC (evYsio). In addition, a $2 million payment was made to evYsio in connection with an amendment to the parties' existing agreement in order to expand the scope of the definition of the license field from evYsio. The Company paid the settlement in the second quarter of fiscal year 2010. The Gore settlement related to the resolution of outstanding patent litigation related to selected patents in Medtronic's Jervis and Wiktor patent families. The terms of the agreement stipulate that neither party will sue the other in the defined field of use, subject to certain conditions. The Company granted Gore a worldwide, irrevocable, non-exclusive license in the defined field of use. In addition and subject to certain conditions, Gore began paying the Company quarterly payments in January 2010 that will continue through the fiscal quarter ending October 2018.

In fiscal year 2009, the Company incurred four certain litigation charges, net totaling $714 million. The first charge in fiscal year 2009 of $178 million related to litigation with DePuy Spine (formerly DePuy/AcroMed), a subsidiary of Johnson & Johnson (J&J), and Biedermann Motech GmbH (collectively, DePuy) regarding patent infringement claims stemming from the Vertex line of multiaxial screws. On June 1, 2009, the U.S. Court of Appeals for the Federal Circuit affirmed the December 2007 ruling of infringement and awarded damages based on lost profits, but reversed certain elements of the original 2007 award. Prior to the U.S. Court of Appeals' decision, the Company had not recorded expense related to the damages awarded in 2007 as the Company did not believe that an unfavorable outcome in this matter was probable under U.S. GAAP. As a result of the U.S. Court of Appeals' decision, the Company recorded a reserve of $178 million which covered the revised damages award and pre- and post-judgment interest. The Company paid the settlement in June 2009.

The second charge in fiscal year 2009 of $270 million related to a settlement of royalty disputes with J&J which concern Medtronic's licensed use of certain patents. The agreement reached in the fourth quarter of fiscal year 2009 ended all current and potential disputes between the two parties under their 1997 settlement and license agreement relating to coronary angioplasty stent design and balloon material patents. The Company paid the settlement in May 2009.

The third charge in fiscal year 2009 of $229 million related to litigation with Cordis Corporation (Cordis), a subsidiary of J&J. The Cordis litigation originated in October 1997 and pertains to patent infringement claims on previous generations of bare metal stents that are no longer on the market. On September 30, 2008, the U.S. District Court entered final judgment including accrued interest, totaling approximately $521 million, to Cordis. The Company had previously recorded a charge of $243 million related to this litigation in the third quarter of fiscal year 2008. At the time the $243 million charge was recorded, the range of potential loss related to this matter was subject to a high degree of estimation. The amount recorded represented an estimate at the low end of the range of probable outcomes related to the matter. Given that the Company and J&J were involved in a number of litigation matters which span across businesses, the Company entered into negotiations with J&J in an attempt to settle some of the additional litigation simultaneous with the payment of this judgment. Ultimately, the agreement reached with Cordis required a total cash payment of $472 million, which included the settlement of several outstanding legal matters between the parties. The charge of $229 million in fiscal year 2009 is the net result of $472 million in cash payments, offset by the existing reserves on the balance sheet including interest accrued on the $243 million since the date established. The settlement amount of $472 million was paid in fiscal year 2009.

The fourth charge recognized in fiscal year 2009 related to litigation that originated in May 2006 with Fastenetix LLC (Fastenetix), a patent holding company. The litigation related to an alleged breach of a royalty agreement in the Spinal business. The agreement reached with Fastenetix required a total cash payment of $125 million for the settlement of ongoing litigation and the purchase of patents. Of the $125 million, $37 million was assigned to past damages in the case and the remaining $88 million was recorded as purchased intellectual property that has an estimated useful life of seven years. The settlement amount of $125 million was paid in fiscal year 2009.